Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	Nov. 15, 2023 shares € / shares	Apr. 06, 2023 shares € / shares	Jun. 01, 2022 shares € / shares	Apr. 01, 2022 shares € / shares	Jan. 01, 2022 shares € / shares	Jul. 01, 2021 shares yr € / shares	Jun. 25, 2021 shares yr € / shares	Feb. 04, 2021 shares yr € / shares	Jan. 01, 2021 shares yr € / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares										3,830,652	3,181,538	2,470,295	1,465,295
Black-Scholes formula [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares	90,000	846,000	120,000	552,500	70,000	150,000		873,000	107,000
Fair value of the options	€ 12.27	€ 5.92	€ 11.89	€ 11.5	€ 9.08	€ 10.5		€ 11.88	€ 5.06
Fair value of the ordinary shares	15.12	7.36	16.88	16.42	12.65	14.67		16.69	7.25
Weighted average share price	€ 15.12	€ 7.36	€ 16.88	€ 16.42	€ 12.65	€ 14.67		€ 16.69	€ 7.25
Expected volatility	100.00%	100.00%	80.00%	80.00%	85.00%	85.00%		85.00%	85.00%
Expected life	6.1	6.1	6.1	6.1	6.1	6.1		6.1	6
Risk-free interest rate	4.60%	3.60%	3.00%	2.60%	1.40%	1.20%		0.80%	(0.60%)
Expected dividend yield						0.00%		0.00%	0.00%
Black-Scholes formula [member] | Option 1 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares							14,000
Fair value of the options							€ 10.9
Fair value of the ordinary shares							15.46
Weighted average share price							€ 16.74
Expected volatility							85.00%
Expected life | yr							6.1
Risk-free interest rate							1.20%
Expected dividend yield							0.00%
Black-Scholes formula [member] | Option 2 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares							88,000
Fair value of the options							€ 13.73
Fair value of the ordinary shares							15.46
Weighted average share price							€ 2.38
Expected volatility							85.00%
Expected life | yr							4.6
Risk-free interest rate							(0.50%)
Expected dividend yield							0.00%